Expense Example - TCW Relative Value Dividend Appreciation Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	926
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	$ 1,237